Brown Advisory Multi-Strategy Fund
Brown Advisory Multi-Strategy Fund
BROWN ADVISORY FUNDS

Brown Advisory Multi-Strategy Fund

 (the “Fund”)

Institutional Shares (BAFRX)

Investor Shares (Not Available for Sale)

Advisor Shares (Not Available for Sale)

Supplement dated May 7, 2015

to the Prospectus and Summary Prospectus dated October 31, 2014

This supplement serves as notification of the following change:

At a recent meeting of the Board of Trustees (“Board”) of Brown Advisory Funds, the Board approved certain changes relating to the Fund, as described below:

1.           Change in Operating Expense Limitation Agreement for the Fund

Brown Advisory LLC, the investment adviser to the Fund has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses for the Brown Advisory Multi-Strategy Fund to 1.10%, 1.25%, and 1.50% of the average daily net assets for the Institutional Shares, Investor Shares, and Advisor Shares, respectively, through October 31, 2016.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064. Investors should retain this supplement for future reference